UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 398,115	$ 130,035	$ 679,008	$ 9,557	$ 3,687
Cost of revenues	347,203	123,908	576,827	7,250	3,130
Research and development expenses (including related parties amounts of US$38,392 and US$40,405 for the six months ended June 30, 2024 and 2023, respectively)	174,854	152,548	368,729	445,844	511,364
Selling and marketing expenses (including related parties amounts of US$27,853 and US$14,752 for the six months ended June 30, 2024 and 2023, respectively)	204,274	118,236	328,935	151,331	38,066
General and administrative expenses (including related parties amounts of US$2,422 and US$4,853 for the six months ended June 30, 2024 and 2023, respectively)	111,978	80,417	144,533	148,369	54,763
Interest income on loans due from related parties	8,658	5,848	9,204	12,188	6,219
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument - specific credit risk, income taxes	0	0	0	0	0
Foreign currency translation adjustment, income taxes	0	0	0	0	0
Goods
Revenues	382,893	124,854	660,158	1,186	369
Cost of revenues	340,882	119,557	564,741	948	331
Service
Revenues	15,222	5,181	18,850	8,371	3,318
Cost of revenues	6,321	4,351	12,086	6,302	2,799
Related party
Research and development expenses (including related parties amounts of US$38,392 and US$40,405 for the six months ended June 30, 2024 and 2023, respectively)	38,392	40,405	135,334	167,028	345,655
Selling and marketing expenses (including related parties amounts of US$27,853 and US$14,752 for the six months ended June 30, 2024 and 2023, respectively)	27,853	14,752	40,531	6,964	763
General and administrative expenses (including related parties amounts of US$2,422 and US$4,853 for the six months ended June 30, 2024 and 2023, respectively)	2,422	4,853	13,085	12,034	2,782
Interest income on loans due from related parties	4,472	57
Related party | Goods
Revenues	2,330	807	3,432	23	0
Cost of revenues	326,187	118,714	549,893	839	331
Related party | Service
Revenues	$ 10,662	$ 5,021	$ 12,573	$ 8,344	$ 3,280